CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash from operating activities:
Net loss	$ (5,133,083)	$ (3,987,288)	$ (6,864,783)	$ (6,008,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense				76,046
Depreciation and amortization	230,592	145,627	350,192	275,346
Loss on disposal of assets				14,454
Stock based compensation	302,743	438,809	819,191	262,411
Stock issued for services	65,000	80,000	157,500	144,167
PPP loan forgiveness including accrued interest				(1,421,577)
Amortization of operating lease right of use asset	155,338	158,547	235,834	250,482
Changes in assets and liabilities:
Accounts receivable	3,131,392	1,458,592	(1,679,720)	(611,023)
Note receivable	(150,625)
Contract assets	(581,069)	(698,923)	(422,273)	99,009
Inventory	(116,393)	(481,880)	(1,130,022)	(185,915)
Prepaid expenses and other current assets	403,225	(218,198)	266,539	423,905
Security deposit	50,000			(600,000)
Accounts payable	(1,530,361)	268,425	1,245,890	445,184
Accounts payable-related party				(7,700)
Payroll taxes payable				(3,146)
Accrued expenses	(150,914)	(108,550)	(165,069)	(408,692)
Operating lease obligation	(80,559)	46,485	184,728	(127,816)
Contract liabilities	1,481,643	3,186,138	(871,314)	804,388
Net cash (used in) provided by operating activities	(1,923,071)	287,784	(7,873,307)	(6,579,378)
Cash flows from investing activities:
Purchase of patents/trademarks	(28,720)	(13,660)	(18,190)	(7,435)
Purchase of software development	(360,437)	(15,000)	(281,783)
Purchase of fixed assets	(159,203)	(140,549)	(344,915)	(545,505)
Net cash used in investing activities	(548,360)	(169,209)	(644,888)	(552,940)
Cash flows from financing activities:
Repayments of insurance and equipment financing	(273,965)	(213,404)	(331,175)	(353,444)
Repayment of finance lease	(22,851)	(48,812)
Repayment of finance lease			(80,335)	(89,618)
Proceeds from common stock issued		6,095,000	8,801,003
Issuance cost	(17,645)	(576,650)	(942,926)
Proceeds from shares issued under Employee Stock Purchase Plan	117,048
Proceeds from preferred stock issued	4,000,000		1,299,000	4,500,000
Net cash provided by financing activities	3,802,587	5,256,134	8,745,567	4,056,938
Net increase in cash	1,331,156	5,374,709	227,372	(3,075,380)
Cash, beginning of period	1,121,092	893,720	893,720	3,969,100
Cash, end of period	2,452,248	6,268,429	1,121,092	893,720
Supplemental Disclosure of Cash Flow Information:
Interest paid	4,410	5,984	9,292	30,817
Taxes paid		1,264	1,264
Supplemental Non-Cash Investing and Financing Activities:
Lease right of use asset and liability				4,980,104
Notes issued for financing of insurance premiums	$ 458,452	$ 327,586	$ 353,244	$ 363,005